TAXATION - Schedule of effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Major components of tax expense (income) [abstract]
Loss for the year	$ (3,739,971)	$ (28,840,967)
Statutory tax rates	27.00%	27.00%
Expected income tax recovery	$ (1,009,792)	$ (7,787,061)
Change in statutory, foreign tax, foreign exchange rates and other	(1,141,010)	3,135,069
Permanent differences	3,561,240	8,006,873
Share issue costs	(7,733)	(7,590)
Change in unrecognized deductible temporary differences	963,341	367,375
Total income tax expense	$ 2,366,046	$ 3,714,666